UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                     ----------------------

                          SCUDDER INVESTMENTS VIT FUNDS
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               101 FEDERAL STREET
                                BOSTON, MA 02110
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                DANIEL O. HIRSCH
                            DEUTSCHE ASSET MANAGEMENT
                                ONE SOUTH STREET
                               BALTIMORE, MD 21202
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2003
                                            -----------------

                     Date of reporting period: JUNE 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]
SCUDDER
INVESTMENTS

Scudder VIT Equity 500 Index Fund

Class A and B Shares



SEMIANNUAL REPORT
June 30, 2003

Scudder VIT Equity 500 Index Fund
---------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ........................... 3
PERFORMANCE COMPARISON ........................... 6

SCUDDER VIT EQUITY 500 INDEX FUND
   Schedule of Investments ....................... 7
   Statement of Assets and Liabilities ...........13
   Statement of Operations .......................14
   Statements of Changes in Net Assets ...........15
   Financial Highlights ..........................16
   Notes to Financial Statements .................18




--------------------------------------------------------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

In the following interview, the portfolio management team discusses Scudder VIT Equity 500 Index Fund's market environment during the six-month period ended June 30, 2003.

Q: HOW DID SCUDDER VIT EQUITY 500 INDEX FUND PERFORM OVER THE FIRST HALF OF
2003?

A: Scudder VIT Equity 500 Index Fund tracked its benchmark, the Standard & Poor's 500 Index,1 for the six months ended June 30, 2003. The fund produced a return of 11.53% (VIT Class A shares) for the semi-annual period, as compared to 11.76% for the benchmark. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

Q: WHAT WERE THE PRIMARY FACTORS IMPACTING THE U.S. EQUITY MARKETS DURING THE PAST SIX MONTHS?

A: In a welcome turnabout from the past three years, U.S. equities gained ground for the six months ended June 30, 2003. Still, the S&P 500 Index saw divergent performance within the semi-annual period.

During the first quarter, the S&P 500 Index declined 3.15%, as equities partially offset the market rally of the fourth quarter of 2002. After starting the New Year on a positive note, equity markets peaked during the second week of January and then started a sustained decline, as fears surrounding the likely war with Iraq heightened. Economic activity slowed, as the geopolitical concerns reverberated throughout most sectors. Indeed, virtually every major indicator proved weaker than expected as full-year U.S. Gross Domestic Product (GDP) growth estimates continued to be reduced. By the beginning of March, a `war relief' rally took place, erasing much of the quarter's decline, as investors grew optimistic that the war would not last very long.

During the second quarter, the S&P 500 Index was up 15.39%, marking the largest single quarterly gain for the Index in 41/2 years. Economic and political conditions improved, leading investors to favor equities. A significant number of corporate earnings announcements during the quarter met or exceeded expectations, and earnings estimates were revised up going forward. Furthermore, the low interest rate environment and declining yields on bond investments drew more attention to equities, as investors sought higher returns. The case for owning equities was additionally strengthened by a $350 billion U.S. tax cut, an accommodative Federal Reserve Board, and a declining dollar that benefited U.S. companies distributing products and services overseas. Finally, while the journey to freedom and democracy in Iraq is by no means at an end, the conclusion of active military operations toward the end of April provided the equity markets with a degree of geopolitical stability not seen in the last two years or so.

For the semi-annual period overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index2 and the Russell 2000 Index,3 respectively. Within the large-cap sector, value-oriented stocks only modestly outperformed growth-oriented stocks, with year-to-date returns separated by approximately 1%, as measured by the S&P 500 Barra Value Index4 versus the S&P 500 Barra Growth Index.5

Q: WHICH SECTORS AND STOCKS WITHIN THE S&P 500 INDEX WERE THE BEST AND WORST PERFORMERS?

A: For the six months ended June 30, 2003, sector performance within the S&P 500 Index was positive across the board. Financials, information technology and consumer discretionary were the best performing sectors. Telecommunications services, materials, and consumer staples were the worst performing sectors for the semi-annual period. The financials sector continued to be the

--------------------------------------------------------------------------------
1`S&P 500(R)' is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. S&P 500(R) Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
2 S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of
 400 mid-sized U.S. companies.
3 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.
4 S&P 500 Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
5 S&P 500 Barra Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
---------------------------------

LETTER TO SHAREHOLDERS

SECTOR ALLOCATION
As of June 30, 2003
(percentages are based on market value* of total investments in the Fund) A Fund's sector allocation is subject to change.

Financial Services ...........................  19.83%
Information Technology .......................   14.77
Healthcare ...................................   14.35
Consumer Discretionary .......................   13.12
Industrials ..................................   11.11
Consumer Staples .............................    8.91
Energy .......................................    5.62
Telecommunication Services ...................    3.78
Utilities ....................................    2.90
Other ........................................    5.61
                                               -------
                                                100.00%
                                               -------
* Excluding Cash Equivalents.

largest weight within the S&P 500 Index through the period, accounting at June 30, 2003 for 20.1% of the Index's market capitalization. However, the biggest changes in weighting within the Index during the first half of the year came from the consumer staples, information technology and utilities sectors, which each grew in weighting, and from the consumer discretionary, industrials and telecommunications services sectors, which each declined in Index weighting.

The best semi-annual returns among the S&P 500 Index stocks came from General Electric, Citigroup and Intel. The worst performing individual stocks based on total return were AIG, SBC Communications and AT&T.

Q: WHAT WERE THE MAJOR CHANGES TO THE S&P 500 INDEX DURING THE SEMI-ANNUAL
PERIOD?

A: In all, there were just 5 additions and deletions to the S&P 500 Index for the first half of year. Perhaps most notable was the deletion of Pharmacia during the second quarter and its replacement by Federated Investors. Pharmacia was acquired by S&P 500 Index component Pfizer Inc. Also, on the last day of the first quarter was the deletion of Household International, which was bought out by foreign-owned HSBC, and thus became ineligible for a place in the Index. Household International was replaced by Symantec Corp.

INVESTMENT REVIEW

--------------------------------------------------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURNS                   AVERAGE ANNUAL TOTAL RETURNS
Periods Ended                          6 Months   1 Year     3 Years   5 Years      Since  1 Year   3 Years   5 Years     Since
June 30, 2003                                                                 Inception 1                           Inception 1
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund 2
  Class A                               11.53%     0.01%    (30.62)%   (9.36)%     9.04%    0.01%   (11.47)%   (1.95)%   1.52%
  Class B                               11.35%    (0.24)%      n/a       n/a      (8.21)%  (0.24)%     n/a       n/a    (7.08)%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index 3                         11.76%     0.25%    (29.98)%   (7.81)%    11.64%    0.25%   (11.20)%   (1.61)%   1.93%
--------------------------------------------------------------------------------------------------------------------------------
Lipper S&P 500 Index Objective
  Fund Average 4                        11.37%    (0.38)%   (39.16)%  (10.15)%     8.46%   (0.38)%  (11.70)%   (2.12)%   1.42%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Fund's inception dates are: Class A Shares: October 1, 1997, Class B
  Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning October 1, 1997 for the S&P 500 Index and September 30, 1997 for the Lipper S&P 500 Index Objective Fund Average.
2 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gains distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Returns are net of the portfolio's management fee and other operating expenses. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large U.S. companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.
--------------------------------------------------------------------------------
                                       4

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

TEN LARGEST STOCK HOLDINGS
As of June 30, 2003
(percentages are based on total net assets of the Fund) A Fund's holdings are subject to change.
--------------------------------------------------------------------------------
General Electric Co ..................... 3.09%
Microsoft Corp .......................... 2.97
Pfizer, Inc ............................. 2.91
Exxon Mobil Corp ........................ 2.59
Wal-Mart Stores, Inc .................... 2.54
Citigroup, Inc .......................... 2.38
Johnson & Johnson Co .................... 1.65
American International Group, Inc ....... 1.55
International Business Machines Corp .... 1.54
Intel Corp .............................. 1.47

Q: WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

A: As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.



--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

SCUDDER VIT EQUITY 500 INDEX FUND--CLASS A SHARES AND S&P 500 INDEX GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION) 2

          Scudder VIT Equity 500
            Index Fund-Class A
              Shares $10,904      S&P 500 Index3 $11,124
---------------------------------------------------------
 10/1/97          $10000                  $10000
10/31/97            9600                    9666
11/30/97           10020                   10114
12/31/97           10190                   10287
 1/31/98           10300                   10402
 2/28/98           11030                   11152
 3/31/98           11580                   11723
 4/30/98           11770                   11841
 5/31/98           11560                   11637
 6/30/98           12030                   12110
 7/31/98           11870                   11981
 8/31/98           10180                   10249
 9/30/98           10820                   10906
10/31/98           11690                   11793
11/30/98           12390                   12507
12/31/98           13116                   13228
 1/31/99           13641                   13780
 2/28/99           13219                   13352
 3/31/99           13744                   13886
 4/30/99           14259                   14423
 5/31/99           13919                   14083
 6/30/99           14682                   14865
 7/31/99           14218                   14401
 8/31/99           14146                   14330
 9/30/99           13765                   13938
10/31/99           14620                   14820
11/30/99           14908                   15121
12/31/99           15789                   16011
 1/31/00           14999                   15208
 2/29/00           14718                   14920
 3/31/00           16153                   16379
 4/30/00           15665                   15886
 5/31/00           15342                   15561
 6/30/00           15717                   15945
 7/31/00           15467                   15696
 8/31/00           16424                   16671
 9/30/00           15550                   15791
10/31/00           15488                   15724
11/30/00           14260                   14485
12/31/00           14331                   14556
 1/31/01           14831                   15073
 2/28/01           13478                   13698
 3/31/01           12624                   12830
 4/30/01           13603                   13827
 5/31/01           13686                   13919
 6/30/01           13353                   13581
 7/30/01           13218                   13448
 8/31/01           12385                   12606
 9/30/01           11375                   11588
10/31/01           11594                   11809
11/30/01           12479                   12715
12/31/01           12585                   12827
 1/31/02           12396                   12639
 2/28/02           12155                   12395
 3/31/02           12606                   12861
 4/30/02           11840                   12082
 5/31/02           11756                   11993
 6/30/02           10905                   11139
 7/30/02           10064                   10271
 8/31/02           10127                   10338
 9/30/02            9024                    9214
10/31/02            9812                   10025
11/30/02           10390                   10615
12/31/02            9777                    9989
 1/31/03            9522                    9720
 2/28/03            9373                    9571
 3/31/03            9469                    9658
 4/30/03           10237                   10448
 5/31/03           10764                   10991
 6/30/03           10904                   11124


------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL TOTAL RETURNS
Periods Ended                                              1 Year   3 Years     5 Years         Since
June 30, 2003                                                                             Inception 2
------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund--Class A Shares          0.01%    (11.47)%    (1.95)%       1.52%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                                              CUMULATIVE TOTAL RETURNS
Periods Ended                                                                   1 Year          Since
June 30, 2003                                                                              Inception 4
------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund--Class B Shares                               (0.24)%       (8.21)%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Returns are net of the portfolio's management fee and other operating expenses.
2 Class A Shares commenced operations on October 1, 1997. Benchmark return is for the period beginning October 1, 1997.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large U.S. companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.
4 Class B Shares commenced operations on April 30, 2002. Growth of $10,000 for
  B Shares from inception through June 30, 2003: $9,179.
--------------------------------------------------------------------------------
                                       6

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

-------------------------------------------------------------
SHARES       SECURITY                         VALUE
-------------------------------------------------------------
             COMMON STOCKS--96.92%
   21,300    3M Co. .............................$2,747,274
   85,100    Abbott Laboratories ................ 3,723,976
   14,200    ACE Ltd ............................   486,918
   42,500    ADC Telecommunications, Inc.1 ......    98,940
   12,600    Adobe Systems, Inc .................   404,082
    2,000    Adolph Coors Co.--Class B ..........    97,960
   18,700    Advanced Micro Devices, Inc.1,2 ....   119,867
   29,500    AES Corp.1 .........................   187,325
    8,200    Aetna, Inc .........................   493,640
   28,100    AFLAC, Inc .........................   864,075
   25,718    Agilent Technologies, Inc.1 ........   502,787
   12,400    Air Products & Chemicals, Inc ......   515,840
    3,200    Alberto-Culver Co.2 ................   163,520
   20,642    Albertsons, Inc ....................   396,326
   45,976    Alcoa, Inc ......................... 1,172,388
    6,800    Allegheny Energy, Inc.1,2 ..........    57,460
    4,350    Allegheny Technologies, Inc ........    28,710
    7,000    Allergan, Inc.2 ....................   539,700
   11,400    Allied Waste Industries, Inc.1 .....   114,570
   38,200    Allstate Corp ...................... 1,361,830
   17,100    ALLTEL Corp ........................   824,562
   20,800    Altera Corp.1 ......................   341,120
  110,900    Altria Group, Inc .................. 5,039,296
    5,750    Ambac Financial Group, Inc .........   380,937
    4,800    Amerada Hess Corp ..................   236,064
    8,700    Ameren Corp ........................   383,670
   22,040    American Electric Power Co .........   657,453
   70,800    American Express Co ................ 2,960,148
    3,600    American Greetings Corp.--Class
             A1,2 ...............................    70,704
  142,089    American International Group, Inc .. 7,840,471
   11,000    American Power Conversion Corp.1 ...   171,490
    3,900    American Standard Cos., Inc.1 ......   288,327
    5,984    AmerisourceBergen Corp .............   414,990
   68,708    Amgen, Inc.1 ....................... 4,564,960
   19,400    AmSouth Bancorp ....................   423,696
   13,521    Anadarko Petroleum Co ..............   601,279
   19,800    Analog Devices, Inc ................   689,436
    6,200    Andrew Corp.1,2 ....................    57,040
   45,600    Anheuser-Busch Cos., Inc ........... 2,327,880
    7,664    Anthem, Inc.1 ......................   591,278
  245,948    AOL Time Warner, Inc.1 ............. 3,957,303
   16,900    AON Corp ...........................   406,952
    8,706    Apache Corp ........................   566,412
    5,300    Apartment Investment &
             Management Co.--Class A ............   183,380
    9,600    Apollo Group, Inc.--Class A1,2 .....   592,896
   20,000    Apple Computer, Inc.1 ..............   382,400
   11,400    Applera Corp.--Applied
             Biosystems Group ...................   216,942
   89,900    Applied Materials, Inc.1 ........... 1,425,814
   16,500    Applied Micro Circuits Corp.1 ......    99,825

-----------------------------------------------------------
SHARES            SECURITY                         VALUE
-----------------------------------------------------------
  35,175     Archer-Daniels-Midland Co .......... $ 452,702
   3,700     Ashland, Inc .......................   113,516
  43,404     AT&T Corp ..........................   835,527
 148,399     AT&T Wireless Services, Inc.1 ...... 1,218,356
   6,200     AutoDesk, Inc.2 ....................   100,192
  32,700     Automatic Data Processing, Inc ..... 1,107,222
  15,700     AutoNation, Inc.1,2 ................   246,804
   5,300     AutoZone, Inc.1 ....................   402,641
  21,030     Avaya, Inc.1 .......................   135,854
   6,000     Avery Dennison Corp ................   301,200
  12,800     Avon Products, Inc .................   796,160
  18,340     Baker Hughes, Inc ..................   615,674
   3,100     Ball Corp ..........................   141,081
  62,300     Banc One Corp ...................... 2,316,314
  81,871     Bank of America Corp ............... 6,470,265
  41,700     Bank of New York Co., Inc .......... 1,198,875
   2,900     Bard (C. R.), Inc ..................   206,799
   3,100     Bausch & Lomb ......................   116,250
  32,500     Baxter International, Inc ..........   845,000
  25,700     BB&T Corp ..........................   881,510
   5,472     Bear Stearns Cos., Inc .............   396,282
  14,000     Becton, Dickinson & Co .............   543,900
  16,000     Bed Bath & Beyond, Inc.1 ...........   620,960
 101,300     BellSouth Corp ..................... 2,697,619
   2,900     Bemis Co., Inc .....................   135,720
  17,550     Best Buy Co., Inc.1,2 ..............   770,796
   6,300     Big Lots, Inc.1 ....................    94,752
   8,100     Biogen, Inc.1,2 ....................   307,800
  14,325     Biomet, Inc ........................   410,554
   8,600     BJ Services Co.1,2 .................   321,296
   4,300     Black & Decker Corp ................   186,835
   9,700     Block (H&R), Inc ...................   419,525
  12,700     BMC Software, Inc.1 ................   207,391
  45,700     Boeing Co .......................... 1,568,424
   3,200     Boise Cascade Corp .................    76,480
  22,200     Boston Scientific Corp.1 ........... 1,356,420
 105,446     Bristol-Myers Squibb Co ............ 2,862,859
  15,056     Broadcom Corp.--Class A1 ...........   375,045
   3,300     Brown-Forman Corp.2 ................   259,446
   4,900     Brunswick Corp.2 ...................   122,598
  20,400     Burlington Northern Santa Fe Corp ..   580,176
  10,900     Burlington Resources, Inc ..........   589,363
  20,489     Calpine Corp.1,2 ...................   135,227
  22,400     Campbell Soup Co.2 .................   548,800
  12,100     Capital One Financial Corp .........   595,078
  24,615     Cardinal Health, Inc ............... 1,582,744
  34,700     Carnival Corp.2 .................... 1,128,097
  18,700     Caterpillar, Inc ................... 1,040,842
  55,893     Cendant Corp.1 ..................... 1,023,960
  16,500     CenterPoint Energy, Inc ............   134,475
   3,400     Centex Corp.2 ......................   264,486
   7,750     CenturyTel, Inc ....................   270,087

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       7

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

----------------------------------------------------------------
SHARES                  SECURITY                        VALUE
----------------------------------------------------------------
 12,344      Charter One Financial, Inc  .....      $    384,886
 58,233      ChevronTexaco Corp  .............         4,204,423
 10,200      Chiron Corp. 1,2 ................           445,944
 10,300      Chubb Corp ......................           618,000
 24,400      CIENA Corp. 1,2 .................           126,636
  7,600      CIGNA Corp  .....................           356,744
  8,700      Cincinnati Financial Corp........           322,683
  9,200      CINergy Corp. 2 .................           338,468
  9,400      Cintas Corp. 2  .................           333,136
 11,500      Circuit City Stores, Inc ........           101,200
383,100      Cisco Systems, Inc. 1 ...........         6,393,939
280,774      Citigroup, Inc  .................        12,017,127
 15,500      Citizens Communications Co. 1,2 .           199,795
  9,300      Citrix Systems, Inc. 1,2 ........           189,348
 33,234      Clear Channel Communications, Inc. 1      1,408,789
 12,000      Clorox Co  ......................           511,800
  8,116      CMS Energy Corp. 1,2 ............            65,740
134,400      Coca-Cola Co  ...................         6,237,504
 24,500      Coca-Cola Enterprises, Inc.......           444,675
 29,300      Colgate-Palmolive Co ............         1,697,935
123,086      Comcast Corp.--Class A1..........         3,714,735
  9,500      Comerica, Inc ...................           441,750
 31,350      Computer Associates
             International, Inc. 2............           698,478
 10,200      Computer Sciences Corp. 1,2 .....           388,824
 20,700      Compuware Corp. 1 ...............           119,439
 10,498      Comverse Technology, Inc. 1 .....           157,785
 29,300      ConAgra Foods, Inc .............            691,480
 27,674      Concord EFS, Inc. 1 .............           407,361
 37,444      ConocoPhillips .................          2,051,931
 11,600      Consolidated Edison Co. of
             New York, Inc ..................            502,048
  9,000      Constellation Energy Group .....            308,700
  9,700      Convergys Corp. 1 ..............            155,200
  5,200      Cooper Industries Ltd.--Class A             214,760
  3,900      Cooper Tire & Rubber Co ........             68,601
 69,749      Corning, Inc. 1 ................            515,445
 24,800      Costco Cos., Inc.1 .............            907,680
  6,900      Countrywide Financial Corp .....            480,033
  3,200      Crane Co .......................             72,416
 11,700      CSX Corp .......................            352,053
  2,400      Cummins, Inc ...................             86,136
 21,400      CVS Corp .......................            599,842
  7,985      Dana Corp ......................             92,307
  8,400      Danaher Corp. 2 ................            571,620
  9,250      Darden Restaurants, Inc ........            175,565
 13,100      Deere & Co .....................            598,670
140,700      Dell Computer Corp. 1 ..........          4,496,772
 30,373      Delphi Corp ....................            262,119
  6,800      Delta Air Lines, Inc. 2 ........             99,824
  3,100      Deluxe Corp ....................            138,880
 12,500      Devon Energy Corp ..............            667,500

-----------------------------------------------------------------
SHARES              SECURITY                             VALUE
-----------------------------------------------------------------
  4,600      Dillard' s, Inc.--Class A3 .....      $      61,962
 18,147      Dollar General Corp ............            331,364
 16,716      Dominion Resources, Inc.2 ......          1,074,337
  6,200      Donnelley (R.R.) & Sons Co .....            162,068
 11,200      Dover Corp .....................            335,552
 50,416      Dow Chemical Co ................          1,560,879
  4,500      Dow Jones & Co., Inc ...........            193,635
  9,200      DTE Energy Co ..................            355,488
 54,245      Du Pont (E.I.) de Nemours & Co .          2,258,762
 49,800      Duke Energy Corp.2 .............            993,510
 19,735      Dynegy, Inc.--Class A1 .........             82,887
  4,200      Eastman Chemical Co ............            133,014
 15,900      Eastman Kodak Co.2 .............            434,865
  4,000      Eaton Corp .....................            314,440
 17,300      eBay, Inc.1 ....................          1,802,314
 14,200      Ecolab, Inc.2 ..................            363,520
 17,700      Edison International1 ..........            290,811
 32,386      El Paso Corp.2 .................            261,679
  7,800      Electronic Arts, Inc.1 .........            577,122
 26,000      Electronic Data Systems Corp.2 .            557,700
120,400      EMC Corp.1 .....................          1,260,588
 22,900      Emerson Electric Co ............          1,170,190
  7,000      Engelhard Corp .................            173,390
 12,100      Entergy Corp ...................            638,638
  6,200      EOG Resources, Inc .............            259,408
  7,900      Equifax, Inc ...................            205,400
 22,200      Equity Office Properties Trust .            599,622
 14,900      Equity Residential .............            386,655
 17,625      Exelon Corp ....................          1,054,151
365,220      Exxon Mobil Corp ...............         13,115,050
  9,326      Family Dollar Stores, Inc ......            355,787
 53,500      Fannie Mae .....................          3,608,040
 10,400      Federated Department Stores, Inc            383,240
  6,200      Federated Investors, Inc.--Class B          170,004
 16,260      FedEx Corp .....................          1,008,608
 31,492      Fifth Third Bancorp ............          1,805,751
 41,000      First Data Corp ................          1,699,040
  6,900      First Tennessee National Corp ..            302,979
 16,184      FirstEnergy Corp ...............            622,275
 10,501      Fiserv, Inc.1,2 ................            373,941
 57,154      FleetBoston Financial Corp .....          1,698,045
  4,400      Fluor Corp.2 ...................            148,016
 99,902      Ford Motor Co.2 ................          1,097,923
 19,700      Forest Laboratories, Inc.1 .....          1,078,575
  8,100      Fortune Brands, Inc ............            422,820
  9,900      FPL Group, Inc .................            661,815
 14,100      Franklin Resources, Inc ........            550,887
 37,900      Freddie Mac ....................          1,924,183
  8,000      Freeport-McMoran Copper &
             Gold, Inc.--Class B ............            196,000
 14,600      Gannet Co., Inc ................          1,121,426
 48,125      Gap, Inc.2 .....................            902,825

See Notes to Financial Statements.

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

-----------------------------------------------------------------
SHARES      SECURITY                                      VALUE
-----------------------------------------------------------------

 14,200     Gateway, Inc. 1 ........................... $  51,830
 10,900     General Dynamics Corp. 2 ..................   790,250
545,000     General Electric Co. 1 .................... 5,630,600
 20,064     General Mills, Inc. 2 .....................   951,234
 30,530     General Motors Corp. 2 .................... 1,099,080
  9,600     Genuine Parts Co ..........................   307,296
 11,700     Genzyme Corp. 1 ...........................   489,060
 13,677     Georgia-Pacific Corp ......................   259,179
 55,700     Gillette Co ............................... 1,774,602
  8,400     Golden West Financial Group ...............   672,084
 25,700     Goldman Sachs Group, Inc .................. 2,152,375
  6,300     Goodrich Corp .............................   132,300
  9,700     Goodyear Tire & Rubber Co. 1,2 ............    50,925
  5,000     Grainger (W.W.), Inc ......................   233,800
  2,800     Great Lakes Chemical Corp. 2 ..............    57,120
 16,800     Guidant Corp ..............................   745,752
 23,700     Halliburton Co ............................   545,100
 16,500     Harley-Davidson, Inc ......................   657,690
  6,000     Harrah' s Entertainment, Inc. 1............   241,440
 15,151     Hartford Financial Services Group, Inc.....   763,004
  9,459     Hasbro, Inc. 2 ............................   165,438
 28,000     HCA, Inc ..................................   897,120
 13,000     Health Management
            Associates, Inc.--Class A2 ................   239,850
 19,200     Heinz (H. J.) Co ..........................   633,216
  6,100     Hercules, Inc. 1 .........................     60,390
  7,400     Hershey Foods Corp ........................   515,484
166,526     Hewlett-Packard Co ........................ 3,547,004
 20,500     Hilton Hotels Corp ........................   262,195
125,800     Home Depot, Inc ........................... 4,166,496
 46,475     Honeywell International, Inc .............. 1,247,854
  8,800     Humana, Inc. 1 ............................   132,880
 12,850     Huntington Bancshares, Inc ................   250,832
 16,700     Illinois Tool Works, Inc .................. 1,099,695
 13,500     IMS Health, Inc ...........................   242,865
  9,200     Ingersoll-Rand Co.--Class A ...............   435,344
357,300     Intel Corp ................................ 7,426,123
 94,208     International Business MachinesCorp. ...... 7,772,160
  5,100     International Flavors & ...................   162,843
            Fragrances, Inc.
  4,592     International Game ........................   469,899
            Technology 1,2
 26,108     International Paper Co ....................   932,839
 21,200     Interpublic Group of Cos., Inc ............   283,656
 11,200     Intuit, Inc. 1 ............................   498,736
  5,000     ITT Industries, Inc .......................   327,300
111,240     J.P. Morgan Chase & Co .................... 3,802,183
 11,000     Jabil Circuit, Inc. 1,2 ...................   243,100
 13,300     Janus Capital Group, Inc ..................   218,120
 73,655     JDS Uniphase Corp. 1 ......................   258,529
  7,800     Jefferson-Pilot Corp ......................   323,388
 15,729     John Hancock Financial ....................   483,352
            Services, Inc.
161,818     Johnson & Johnson Co ...................... 8,365,991
  4,800     Johnson Controls, Inc .....................   410,880

------------------------------------------------------------------
SHARES       SECURITY                                      VALUE
------------------------------------------------------------------
  7,097    Jones Apparel Group, Inc. 1,2 ........... $     207,658
  2,600    KB HOME .................................       161,148
 22,300    Kellogg Co ..............................       766,451
  5,536    Kerr-McGee Corp .........................       248,013
 23,100    KeyCorp .................................       583,737
  8,500    KeySpan Corp ............................       301,325
 28,000    Kimberly-Clark Corp .....................     1,459,920
  6,900    Kinder Morgan, Inc ......................       377,085
 12,921    King Pharmaceuticals, Inc. 1 ............       190,714
 10,400    KLA-Tencor Corp. 1,2 ....................       483,496
  4,500    Knight-Ridder, Inc ......................       310,185
 18,400    Kohl' s Corp. 1 .........................       945,392
 41,600    Kroger Co. 1 ............................       693,888
 10,600    Leggett & Platt, Inc ....................       217,300
 13,222    Lehman Brothers Holdings, Inc ...........       878,999
  6,900    Lexmark International, Inc. 1,2 .........       488,313
 61,200    Lilly (Eli) & Co ........................     4,220,964
 28,476    Limited Brands ..........................       441,378
  9,700    Lincoln National Corp ...................       345,611
 17,000    Linear Technology Corp. 2 ...............       547,570
  5,900    Liz Claiborne, Inc ......................       207,975
 24,800    Lockheed Martin Corp ....................     1,179,736
 10,000    Loews Corp ..............................       472,900
  5,800    Louisiana-Pacific Corp. 1 ...............        62,872
 42,600    Lowe' s Cos., Inc .......................     1,829,670
 20,300    LSI Logic Corp. 1 .......................       143,724
223,360    Lucent Technologies, Inc. 1,2 ...........       453,421
  4,900    Manor Care, Inc. 1 ......................       122,549
 17,400    Marathon Oil Corp .......................       458,490
 12,700    Marriott International, Inc.--Class A2 ..       487,934
 29,200    Marsh & McLennan Cos., Inc ..............     1,491,244
 12,000    Marshall & Ilsley Corp ..................       366,960
 26,800    Masco Corp ..............................       639,180
 23,800    Mattel, Inc .............................       450,296
 17,600    Maxim Integrated Products, Inc ..........       601,744
 15,750    May Department Stores Co. 2 .............       350,595
  4,300    Maytag Corp .............................       105,006
  7,900    MBIA, Inc. 2 ............................       385,125
 69,540    MBNA Corp ...............................     1,449,214
  7,600    McCormick & Co., Inc ....................       206,720
  3,400    McDermott International, Inc. 1..........        21,522
 69,100    McDonald' s Corp ........................     1,524,346
 10,600    McGraw-Hill Cos., Inc ...................       657,200
 15,725    McKesson Corp ...........................       562,011
 10,965    MeadWestvaco Corp .......................       270,835
 13,700    MedImmune, Inc. 1 .......................       498,269
 66,400    Medtronic, Inc ..........................     3,185,208
 23,500    Mellon Bank Corp ........................       652,125
122,262    Merck & Co., Inc ........................     7,402,964
  4,600    Mercury Interactive Corp. 1,2 ...........       177,606
  2,700    Meredith Corp ...........................       118,800
 50,500    Merrill Lynch & Co., Inc ................     2,357,340

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       9

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

-----------------------------------------------------------
SHARES         SECURITY                            VALUE
-----------------------------------------------------------
  41,400     MetLife, Inc .................... $ 1,172,448
   5,400     MGIC Investment 2 ...............     251,856
  33,139     Micron Technology, Inc. 1,2 .....     385,407
 586,400     Microsoft Corp ..................  15,017,704
   2,600     Millipore Corp. 1 ...............     115,362
  17,664     Mirant Corp. 1,2 ................      51,226
  10,600     Molex, Inc. 2 ...................     286,094
  14,221     Monsanto Co .....................     307,742
   6,319     Monster Worldwide, Inc. 1,2 .....     124,674
   8,300     Moody' s Corp ...................     437,493
  59,000     Morgan Stanley ..................   2,522,250
 125,881     Motorola, Inc ...................   1,187,058
   7,894     Nabors Industries Ltd. 1,2 ......     312,208
  33,300     National City Corp ..............   1,089,243
   9,900     National Semiconductor Corp. 1 ..     195,228
   3,700     Navistar International Corp. 1 ..     120,731
   5,500     NCR Corp. 1,2 ...................     140,910
  18,800     Network Appliance, Inc. 1 .......     304,748
   8,200     New York Times Co.--Class A .....     373,100
  14,524     Newell Rubbermaid, Inc ..........     406,672
  21,800     Newmont Mining Corp .............     707,628
  56,500     Nextel Communication, ...........   1,021,520
             Inc.--Class A1
   2,400     Nicor, Inc ......................      89,064
  14,400     Nike, Inc.--Class B2 ............     770,256
  14,308     NiSource, Inc ...................     271,852
   7,400     Noble Corp. 1 ...................     253,820
   7,400     Nordstrom, Inc ..................     144,448
  21,200     Norfolk Southern Corp ...........     407,040
   8,900     North Fork Bancorporation, Inc ..     303,134
  10,900     Northern Trust Corp. 2 ..........     455,511
   9,921     Northrop Grumman Corp ...........     856,083
  21,900     Novell, Inc. 1 ..................      67,452
   8,200     Novellus Systems, Inc. 1,2 ......     300,292
   4,300     Nucor Corp. 2 ...................     210,055
   8,600     NVIDIA Corp. 1 ..................     197,886
  20,500     Occidental Petroleum Corp .......     687,775
  16,800     Office Depot, Inc. 1 ............     243,768
  10,300     Omnicom Group, Inc ..............     738,510
 287,100     Oracle Corp. 1 ..................   3,450,942
   6,250     PACCAR, Inc .....................     422,250
   8,600     Pactiv Corp. 1 ..................     169,506
   6,700     Pall Corp .......................     150,750
  11,100     Parametric Technology Corp. 1 ...      33,855
   6,400     Parker-Hannifin Corp ............     268,736
  20,500     Paychex, Inc ....................     600,855
  14,600     Penney (J.C.) Co., Inc. 2 .......     246,010
   2,000     Peoples Energy Corp .............      85,780
  17,100     PeopleSoft, Inc. 1,2 ............     300,789
  15,292     Pepsi Bottling Group, Inc .......     306,146
  94,060     PepsiCo, Inc ....................   4,185,670
   7,200     PerkinElmer, Inc. 2 .............      99,432
 431,343     Pfizer, Inc .....................  14,730,363

--------------------------------------------------------------
SHARES         SECURITY                                VALUE
--------------------------------------------------------------
 22,200      PG&E Corp. 1 ........................ $  469,530
  4,820      Phelps Dodge Corp. 1,2 ..............    184,799
  4,900      Pinnacle West Capital Corp ..........    183,505
 13,000      Pitney Bowes, Inc ...................    499,330
 10,100      Plum Creek Timber Co., Inc., REIT ...    262,095
  9,124      PMC-Sierra, Inc. 1 ..................    107,025
 15,500      PNC Financial Services Group ........    756,555
  5,600      Power-One, Inc. 1,2 .................     40,040
  9,200      PPG Industries, Inc .................    466,808
  8,960      PPL Corp ............................    385,280
  8,800      Praxair, Inc ........................    528,880
 17,500      Principal Financial Group, Inc ......    564,375
 70,467      Procter & Gamble Co .................  6,284,247
 12,908      Progress Energy, Inc. 2 .............    566,661
 11,800      Progressive Corp ....................    862,580
 15,700      Providian Financial Corp. 1,2 .......    145,382
 30,900      Prudential Financial, Inc ...........  1,039,785
 12,100      Public Service Enterprise Group, Inc.    511,225
  3,300      Pulte Homes, Inc ....................    203,478
  5,100      Qlogic Corp. 1,2 ....................    246,483
 43,100      QUALCOMM, Inc .......................  1,540,825
  5,722      Quest Diagnostics, Inc. 1 ...........    365,064
  6,700      Quintiles Transnational Corp. 1 .....     95,073
 93,691      Qwest Communications
             International, Inc. 1 ...............    447,843
  4,500      R.J. Reynolds Tobacco Holdings, .....    167,445
             Inc.
  9,200      RadioShack Corp .....................    242,052
 22,000      Raytheon Co .........................    722,480
  3,300      Reebok International Ltd. 1 .........    110,979
 12,000      Regions Financial Corp ..............    405,360
 10,000      Robert Half International, Inc. 1,2..    189,400
 10,300      Rockwell Automation, Inc ............    245,552
  9,700      Rockwell Collins, Inc. 2 ............    238,911
 12,042      Rohm & Haas Co ......................    373,663
  5,100      Rowan Cos., Inc. 1,2 ................    114,240
  3,800      Ryder System, Inc ...................     97,356
  7,790      Sabre Holdings Corp. 2 ..............    192,024
  7,600      SAFECO Corp .........................    268,128
 24,000      Safeway, Inc. 1 .....................    491,040
 28,500      Sanmina-SCI Corp. 1 .................    179,835
 42,700      Sara Lee Corp .......................    803,187
181,865      SBC Communications, Inc .............  4,646,651
 79,700      Schering-Plough Corp ................  1,482,420
 31,700      Schlumberger Ltd ....................  1,507,969
 73,300      Schwab (Charles) Corp ...............    739,597
  8,500      Scientific Atlanta, Inc. 2 ..........    202,640
  4,553      Sealed Air Corp. 1,2 ................    216,996
 17,200      Sears, Roebuck & Co. 2 ..............    578,608
 11,410      Sempra Energy .......................    325,527
  8,200      Sherwin-Williams Co .................    220,416
 26,484      Siebel Systems, Inc. 1 ..............    252,657
  3,900      Sigma-Aldrich Corp. 2 ...............    211,302

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

------------------------------------------------------------------
SHARES            SECURITY                             VALUE
------------------------------------------------------------------
   9,900    Simon Property Group, Inc., REIT ....... $  386,397
  25,200    SLM Corp. ..............................    987,084
   3,200    Snap-On, Inc. ..........................     92,896
  43,400    Solectron Corp. 1,2 ....................    162,316
  38,800    Southern Co. ...........................  1,209,008
  18,800    SouthTrust Corp ........................    511,360
  42,125    Southwest Airlines Co. .................    724,550
  48,600    Sprint Corp. (FON Group) ...............    699,840
  56,500    Sprint Corp. (PCS Group) 1,2 ...........    324,875
   9,772    St. Jude Medical, Inc. 1 ...............    561,890
  12,212    St. Paul Cos., Inc. ....................    445,860
   4,800    Stanley Works ..........................    132,480
  25,750    Staples, Inc. 1 ........................    472,513
  21,100    Starbucks Corp. 1,2 ....................    517,372
  10,932    Starwood Hotels & Resorts ..............
            Worldwide, Inc. 2 ......................    312,546
  18,100    State Street Corp. 2 ...................    713,140
  10,801    Stryker Corp. 2 ........................    749,265
 175,900    Sun Microsystems, Inc. 1 ...............    809,140
  15,500    SunGard Data Systems, Inc. 1 ...........    401,605
   4,500    Sunoco, Inc. ...........................    169,830
  15,400    SunTrust Banks, Inc ....................    913,836
   7,300    SuperValu, Inc. ........................    155,636
   8,100    Symantec Corp. 1,2 .....................    355,266
  12,950    Symbol Technologies, Inc ...............    168,480
  16,550    Synovus Financial Corp. 2 ..............    355,825
  35,600    Sysco Corp. 2 ..........................  1,069,424
   6,800    T. Rowe Price Group, Inc. ..............    256,700
  49,500    Target Corp. ...........................  1,873,080
   9,500    TECO Energy, Inc. 2 ....................    113,905
   5,000    Tektronix, Inc. 1 ......................    108,000
  23,000    Tellabs, Inc. 1 ........................    151,110
   2,900    Temple-Inland, Inc. ....................    124,439
  25,850    Tenet Healthcare Corp. 1 ...............    301,153
  10,000    Teradyne, Inc. 1,2 .....................    173,100
  94,291    Texas Instruments, Inc. ................  1,659,522
   7,300    Textron, Inc. ..........................    284,846
   9,300    Thermo Electron Corp. 1,2 ..............    195,486
   3,600    Thomas & Betts Corp. 1 .................     52,020
   7,900    Tiffany & Co. ..........................    258,172
  28,600    TJX Cos., Inc. .........................    538,824
   6,500    Torchmark Corp . .......................    242,125
  11,600    Toys `R' Us, Inc. 1,2 ..................    140,592
  17,320    Transocean, Inc. 1 .....................    380,520
  54,608    Travelers Property Casualty Corp.-- ....
              Class B ..............................    861,168
  16,625    Tribune Co. ............................    802,988
   3,200    Tupperware Corp. 2 .....................     45,952
  17,500    TXU Corp. 2 ............................    392,875

-----------------------------------------------------------------
 SHARES         SECURITY                            VALUE
-----------------------------------------------------------------
 108,706     Tyco International Ltd. 2 ........... $    2,063,240
 104,370     U.S. Bancorp ........................      2,557,065
  13,800     Union Pacific Corp. .................        800,676
  10,800     Union Planters Corp. ................        335,124
  17,800     Unisys Corp. 1 ......................        218,584
  61,172     United Parcel Service, Inc.-- .......      3,896,656
              Class B
   5,600     United States Steel Corp. 2 .........         91,672
  25,600     United Technologies Corp. ...........      1,813,248
  32,300     UnitedHealth Group, Inc. ............      1,623,075
  12,300     Univision Communications, Inc.-- ....
              Class A1,2 .........................        373,920
  14,000     Unocal Corp. ........................        401,660
  15,649     UnumProvident Corp. .................        209,853
   9,100     UST, Inc. ...........................        318,773
   6,000     V.F. Corp. ..........................        203,820
  22,436     VERITAS Software Corp. 1,2 ..........        643,240
 149,850     Verizon Communications, Inc. ........      5,911,583
  96,025     Viacom, Inc.--Class B1 ..............      4,192,452
   6,836     Visteon Corp. .......................         46,963
   5,600     Vulcan Materials Co. ................        207,592
  73,448     Wachovia Corp. ......................      2,934,982
 239,000     Wal-Mart Stores, Inc. ...............     12,827,130
  55,800     Walgreen Co. ........................      1,679,580
 111,000     Walt Disney Co. .....................      2,192,250
  50,783     Washington Mutual, Inc. .............      2,097,338
  32,397     Waste Management, Inc. ..............        780,444
   7,300     Waters Corp. 1 ......................        212,649
   5,700     Watson Pharmaceuticals, Inc. 1,2 ....        230,109
   8,100     WellPoint Health Networks, Inc. 1 ...        682,830
  91,400     Wells Fargo & Co. ...................      4,606,560
   6,300     Wendy' s International, Inc. 2 ......        182,511
  11,900     Weyerhaeuser Co. 2 ..................        642,600
   3,700     Whirlpool Corp. .....................        235,690
  27,823     Williams Cos., Inc. .................        219,802
   7,700     Winn-Dixie Stores, Inc. 2 ...........         94,787
   4,700     Worthington Industries, Inc. ........         62,980
  12,300     Wrigley, (Wm.) Jr., Co. .............        691,629
  72,200     Wyeth ...............................      3,288,710
  21,715     Xcel Energy, Inc. 2 .................        326,594
  40,500     Xerox Corp. 1 .......................        428,895
  18,400     Xilinx, Inc. 1 ......................        465,704
   7,400     XL Capital Ltd.--Class A ............        614,200
  33,100     Yahoo!, Inc. 1 ......................      1,084,356
  16,100     Yum! Brands, Inc. 1 .................        475,916
  10,764     Zimmer Holdings, Inc. 1 .............        484,918
   4,900     Zions Bancorp .......................        247,989
                                                     ------------
 TOTAL COMMON STOCKS
     (Cost $607,617,262) .........................    490,347,005
                                                     ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT/
     SHARES         SECURITY                                    VALUE
-------------------------------------------------------------------------------

                    SHORT-TERM INSTRUMENTS--3.02%
                    U.S.TREASURY BILLS4  --3.02%
     1,435,000          1.10%, 07/03/032 ...........           $     1,434,914
     5,907,000          0.84%, 07/10/03 ............                 5,905,774
     1,100,000          1.15%, 07/17/033 ...........                 1,099,502
     1,730,000          1.07%, 07/24/032 ...........                 1,728,890
        33,000          1.04%, 08/14/03 ............                    32,967
       684,000          1.02%, 08/21/03 ............                   683,223
     3,821,000          0.86%, 09/11/03 ............                 3,814,459
       340,000          0.86%, 09/18/03 ............                   339,356
       274,000          0.84%, 09/25/03 ............                   273,438
                                                                ---------------
TOTAL SHORT-TERM INSTRUMENTS
     (Cost $15,312,288) ............................                15,312,523
                                                                ---------------
CASH EQUIVALENTS--8.49%
     42,977,431         Daily Assets Fund
                         Institutional 1.08% 5
                        (Cost $42,977,431) .........   8.49         42,977,431
TOTAL INVESTMENTS
     (Cost $665,906,981) ........................... 108.43%      $548,636,959

LIABILITIES IN EXCESS OF
     OTHER ASSETS ..................................  (8.43)       (42,691,179)
                                                   ---------   ----------------
NET ASSETS ......................................... 100.00%   $   505,945,780
                                                   =========   ================

--------------------------------------------------------------------------------
 1 Non-income producing security.
 2 All or a portion of this security was on loan (see Note 1). The value of all securities loaned at June 30, 2003 amounted to $41,793,175
 3 Held as collateral for future contracts.
 4 Rates shown represent effective yield at time of purchase.
 5 The rate shown is the annualized seven-day yield at period end.

REIT--Real Estate Investment Trust

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

----------------------------------------------------------------------------------------------------------
                                                                                         JUNE 30, 2003
----------------------------------------------------------------------------------------------------------
ASSETS
   Investments at value (cost $622,929,550) ........................................... $  505,659,528
   Investments in affiliated issuers, at value (cost $42,977,431) .....................     42,977,431
   Cash ...............................................................................         10,200
   Receivable for capital shares sold .................................................        125,581
   Dividends and interest receivable ..................................................        601,019
   Other assets .......................................................................          4,746
                                                                                        ---------------
Total assets ..........................................................................    549,378,505
                                                                                        ---------------
LIABILITIES
   Payable upon return of securities loaned ...........................................     42,977,431
   Payable for capital shares redeemed ................................................        227,638
   Variation margin payable for futures contracts .....................................          3,350
   Advisory fees payable ..............................................................         80,920
   12b-1 fees payable .................................................................          1,078
   Administration fee payable .........................................................         40,793
   Custody fee payable ................................................................         24,347
   Accrued expenses and other .........................................................         77,168
                                                                                        ---------------
Total liabilities .....................................................................     43,432,725
                                                                                        ---------------
NET ASSETS ............................................................................ $  505,945,780
                                                                                        ---------------
COMPOSITION OF NET ASSETS
   Paid-in capital .................................................................... $  646,840,668
   Undistributed net investment income ................................................      3,146,393
   Accumulated net realized loss on investmentsand futures transactions ...............    (26,531,559)
   Net unrealized depreciation on investments and futures contracts ...................  (117,509,722)
                                                                                        ---------------
NET ASSETS ............................................................................ $  505,945,780
                                                                                        ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A1 ........................................................................... $        10.13
                                                                                        ---------------
   Class B2 ........................................................................... $        10.13
                                                                                        ---------------

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $499,689,125 and 49,330,890 shares outstanding at June 30, 2003 and
  0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $6,256,655 and 617,482 shares outstanding at June 30, 2003 and 0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

----------------------------------------------------------------------------------------
                                                                           FOR THE SIX
                                                                          MONTHS ENDED
                                                                          JUNE 30, 2003
----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ............................................................. $ 3,703,266
  Interest ..............................................................      63,700
  Securities lending income .............................................      26,291
                                                                          -----------
TOTAL INVESTMENT INCOME .................................................   3,793,257
                                                                          -----------
EXPENSES
  Advisory fees .........................................................     422,463
  Administration and services fees ......................................      89,190
  Printing and shareholder reports ......................................      17,643
  Custodian fees ........................................................      36,417
  Transfer agent fees ...................................................      59,153
  Trustees fees .........................................................       5,273
  Professional fees .....................................................      20,563
  Insurance .............................................................       3,678
  12b-1 Fees (Class B Shares) ...........................................       4,865
  Miscellaneous .........................................................       2,696
                                                                          -----------
Total Expenses ..........................................................     661,941
                                                                          -----------
Less: fee waivers .......................................................     (28,247)
                                                                          -----------
Net expenses ............................................................     633,694
                                                                          -----------
NET INVESTMENT INCOME ...................................................   3,159,563
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS
 Net realized gain (loss) from:
  Investment transactions ...............................................  (1,108,290)
  Futures transactions ..................................................   1,591,723
 Net change in unrealized appreciation/depreciation of investments and futures contracts .................................................  45,572,614
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ...  46,056,047
                                                                          -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............................. $49,215,610
                                                                          -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------
                                                               FOR THE SIX             FOR THE
                                                               MONTHS ENDED          YEAR ENDED
                                                             JUNE 30, 2003 1      DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................        $   3,159,563         $   5,535,704
   Net realized gain (loss) from
   investment and
     futures transactions ............................              483,433           (22,750,500)
   Net change in unrealized
   appreciation/depreciation
     of investments and futures contracts ............           45,572,614           (89,940,295)
                                                              -------------         -------------
Net increase (decrease) in net assets from ...........
operations                                                       49,215,610          (107,155,091)
                                                              -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
   Class A Shares ....................................           (5,476,312)           (4,520,803)
   Class B Shares ....................................              (46,302)              (27,503)
                                                              -------------         -------------
Total distributions ..................................           (5,522,614)           (4,548,306)
                                                              -------------         -------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ........           61,436,229            40,777,614
   Net increase resulting from Class B Shares ........            3,023,698             2,882,816
                                                              -------------         -------------
Net increase in net assets from capital share ........           64,459,927            43,660,430
transactions
                                                              -------------         -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............          108,152,923           (68,042,967)
                                                              -------------         -------------
NET ASSETS
   Beginning of Year .................................          397,792,857           465,835,824
                                                              -------------         -------------
   End of Year (including undistributed net investment
   income
     of $3,146,393 and $5,509,444, respectively) .....        $ 505,945,780         $ 397,792,857
                                                              -------------         -------------

1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                  FOR THE SIX
                                  MONTHS ENDED
                                      JUNE 30,                               FOR THE YEARS ENDED DECEMBER 31,
                                       2003 1       2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
  BEGINNING OF PERIOD .........   $      9.20  $     11.98  $     13.77 $       15.18  $     12.73  $     10.19
                                  -----------  -----------  ----------- -------------  -----------  -----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
  Net investment income2 ......          0.07         0.14         0.09          0.13         0.05          0.07
  Net realized and unrealized
     gain (loss) on investments
     and futures contracts ....          0.98        (2.81)       (1.77)        (1.53)        2.55          2.84
                                  -----------  -----------  ----------- -------------  -----------  -----------
Total from investment
  operations ..................          1.05        (2.67)       (1.68)        (1.40)        2.60          2.91
                                  -----------  -----------  ----------- -------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......         (0.12)       (0.11)       (0.10)           --        (0.10)       (0.05)
  Net realized gain on
     investment and futures
     transactions .............            --           --        (0.01)        (0.01)       (0.05)       (0.32)
                                  -----------  -----------  ----------- -------------  -----------  -----------
Total distributions ...........         (0.12)       (0.11)       (0.11)        (0.01)       (0.15)        (0.37)
                                  -----------  -----------  ----------- -------------  -----------  -----------
NET ASSET VALUE,
  END OF PERIOD ...............   $     10.13  $      9.20  $     11.98  $      13.77  $     15.18  $      12.73
                                  -----------  -----------  ----------- -------------  -----------  -----------
TOTAL INVESTMENT RETURN3 ......         11.53%      (22.31)%     (12.18)%       (9.24)%      20.39%        28.71%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
     (000s omitted) ...........      $499,689     $394,964     $465,836      $ 427,855     $288,531     $ 49,691
  Ratios to average net assets:
     Net investment income ....          1.50%4       1.33%        1.06%          1.00%        1.16%        1.37%
     Expenses after waivers
       and/or reimbursements ..          0.30%4       0.30%        0.30%          0.30%        0.30%        0.30%
     Expenses before waivers
       and/or reimbursements ..          0.31%4       0.32%        0.31%         0.34%        0.43%        1.19%
  Portfolio turnover rate .....             1%4         10%           2%5           3%           2%          36%

1 Unaudited.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
4 Annualized.
5 Portfolio turnover excludes the impact of redemption in kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
CLASS B SHARES                                                                               FOR THE PERIOD
                                                                          FOR THE SIX      APRIL 30, 2002 2
                                                                         MONTHS ENDED               THROUGH
                                                                      JUNE 30, 2003 1     DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................................    $      9.20           $    11.27
                                                                          -----------           ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income3 .............................................           0.06                 0.09
  Net realized and unrealized gain (loss) on investments
     and futures contracts ...........................................           0.98                (2.07)
                                                                          -----------           ----------
Total from investment operations .....................................           1.04                (1.98)
                                                                          -----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............................................         (0.11)                (0.09)
                                                                          -----------           ----------
Total distributions ..................................................         (0.11)                (0.09)
                                                                          -----------           ----------
NET ASSET VALUE, END OF PERIOD .......................................    $     10.13            $    9.20
                                                                          -----------           ----------
TOTAL INVESTMENT RETURN4 .............................................         11.35%               (17.56)%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s omitted) ...........................    $     6,257            $   2,829
  Ratios to average net assets:
     Net investment income5 ..........................................           1.25%                1.45%
     Expenses after waivers and/or reimbursements5 ...................           0.55%                0.55%
     Expenses before waivers and/or reimbursements5 ..................           0.56%                0.55%
  Portfolio turnover rate ............................................              1% 5                10%

1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Scudder Investments VIT Funds (the `Trust') is registered under the Investment Company Act of 1940 (the `1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT Equity 500 Index Fund (the `Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Investments in open end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At June 30, 2003, $42,977,431 of cash collateral was invested in the Daily Assets Fund Institutional.

H. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc. (`Advisor' or `DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.20%.

Effective April 30, 2003, Northern Trust Investments, Inc. (`NTI') serves as subadvisor to the Fund. DeAM, Inc. pays a fee to NTI for acting as subadvisor to the Fund.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of average daily net assets for Class A Shares and 0.55% of average daily net assets for Class B Shares until April 30, 2005.

Deutsche Bank Trust Company Americas (`Custodian'), an affiliate of the Advisor, is the Fund's Custodian. The Fund pays the custodian an annual fee.

Certain officers and trustees of the Fund are also officers or directors of DeAM, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. (`Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

The Fund pays the Distributor (PFPC Distributors, Inc.) an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of 0.25% of the Class B Shares average daily net assets.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                         Class A Shares
              ---------------------------------------------------------
                For the Six Months Ended             For the Year Ended
                         June 30, 2003 1              December 31, 2002
              --------------------------   ----------------------------
                 Shares         Amount         Shares          Amount
Sold           10,354,702   $ 97,740,855    18,691,941   $  194,255,362
Reinvested        575,243      5,476,312       494,077        4,520,803
Redeemed      (4,526,877)    (41,780,938)  (15,132,890)    (157,998,551)
              ------------  ------------   ------------  --------------
Net increase    6,403,068   $ 61,436,229     4,053,128   $   40,777,614
              ------------  ------------   ------------  --------------

                                                            Class B Shares
              ------------------------------------------------------------
              For the Six Months Ended     For the Period April 30, 2002 2
                       June 30, 2003 1           through December 31, 2002
             ---------------------------   -------------------------------
                 Shares         Amount          Shares         Amount
Sold              473,801   $  4,500,569       487,283 $     4,530,849
Reinvested          4,859         46,302         3,005          27,503
Redeemed         (168,692)    (1,523,173)     (182,774)     (1,675,536)
              ------------  ------------   ------------  --------------
Net increase      309,968   $  3,023,698       307,514 $     2,882,816
              ------------  ------------   ------------  --------------

1 Unaudited.
2 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments other than U.S. Government and short-term obligations, for the six months ended June 30, 2003, were $61,938,021 and $2,113,881, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

Undistributed          Undistributed
Net Investment         Net Realized           Paid-in
Income                 Gain/Loss              Capital
------                 ---------              -------
$(26,224)              $27,090                $(866)

For federal income tax purposes, the tax basis of investments held at December 31, 2002 was $568,474,094. The net unrealized depreciation for all securities based on tax cost was $169,490,453. The aggregate gross unrealized appreciation for all investments at December 31, 2002 was $13,209,099 and the aggregate gross unrealized depreciation for all investments was $182,699,552. The difference between book basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the years ended December 31, 2002 and 2001 were characterized as follows for tax purposes:

Distributions paid from:                  2002            2001
------------------------                  ----            ----
Ordinary income                     $4,548,306      $3,896,603
Net long-term capital gains                 --         403,773

The tax character of current year distributions will be determined at the end of the current year.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income              $    5,509,444
Accumulated capital loss                   $ (20,606,875)
Unrealized appreciation/(depreciation)     $(169,490,453)

At December 31, 2002, the Fund had capital loss carryovers available as a reduction against future net realized capital gains of $20,085,030, of which $1,765,761 expires in 2009 and $18,319,269 expires in 2010.

For the year ended December 31, 2002, the Fund deferred to January 1, 2003 post-October capital losses of $521,845.
--------------------------------------------------------------------------------
                                       20

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 7--LINE OF CREDIT
Effective April 11, 2003, the Fund entered into a new revolving credit facility with JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving line of credit facility covers the funds and portfolios advised or administered by the Advisor or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under its agreement.

Prior to April 11, 2003, the Fund participated with other affiliated entities in an unsecured revolving line of credit facility with a syndicate of banks in the amount of $200,000,000.

NOTE 8--FUTURES CONTRACTS
The Fund had the following open contracts at June 30, 2003:

Type of                                               Market       Unrealized
Future      Expiration     Contracts   Position        Value     Depreciation
------      ----------     ---------   --------        -----     ------------
S&P 500      September
Index Future      2003           63        Long  $15,329,475       $(239,700)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The `market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2003 the Fund pledged securities with a value of $1,045,000 to cover margin requirements on open futures contracts.

NOTE 9--SHAREHOLDER MEETING RESULTS
A Special Meeting of Shareholders of the Fund was held on March 17, 2003. At the meeting the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment advisory agreement between the Fund and the Advisor.

Affirmative          Against             Abstain
-----------          -------             -------
38,727,191           915,102             3,384,203

2. To approve an investment subadvisory agreement for the Fund between DeAM, Inc. and Northern Trust Investments, Inc., (`NTI').

Affirmative         Against              Abstain
-----------         -------              -------
38,660,976          937,425              3,428,094

NOTE 10--OTHER INFORMATION
On January 31, 2003, Deutsche Bank AG completed the sale of its Global Securities Service business to State Street Bank, Inc. The sale included US custody, securities lending and other processing services located in Europe, Asia and the Americas. The Board of Trustees of the Fund approved changing the Fund's custodian to State Street Bank and Trust Company (`State Street') at Board meetings held on February 24, 2003 and March 27, 2003. Deutsche Bank and Trust Companies Americas (formerly, Bankers Trust Company), an affiliate of the Fund's Advisor, currently serves as the custodian to the Fund. On July 21, 2003, State Street is the Fund's custodian.

In connection with the transaction, on January 13, 2003 the Board approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for the Fund, subject to oversight from Deutsche. At a later date, DeAM, Inc. will make recommendations to the Fund's Board regarding its security lending program, but Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Fund.

In addition, on January 31, 2003, Deutsche Bank AG completed its sale of the global passive equity, enhanced equity and passive fixed income businesses to NTI, an indirect subsidiary of Northern Trust Corporation. Under this agreement, DeAM, Inc. would remain the investment advisor to the Fund and NTI would become the subadvisor, subject to Board and shareholder approval and satisfaction of certain other conditions. Effective April 30, 2003, NTI serves as subadvisor to the Fund.
--------------------------------------------------------------------------------
                                       21

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.



Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT5SA (6/30/02) MARS #24744


[LOGO OMITTED] Printed on recycled paper



[LOGO OMITTED]
SCUDDER
INVESTMENTS


[LOGO OMITTED]
Deutsche Asset Management

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

  (a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

ITEM 10. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Equity 500 Index Fund


By:                                 /S/ RICHARD T. HALE
                                    -------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               AUGUST 19, 2003
                                    ---------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Equity 500 Index Fund

By:                                 /S/ RICHARD T. HALE
                                    -------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               AUGUST 19, 2003
                                    ---------------



By:                                 /S/ CHARLES A. RIZZO
                                    ---------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               AUGUST 19, 2003
                                    ---------------